  MFS/SUN LIFE SERIES TRUST- FOREIGN & COLONIAL EMERGING MARKETS EQUITY SERIES


                      Supplement to the Current Prospectus


The description of the portfolio manager under the "Management of the Series Fund - Investment Adviser" section beginning on page 48 is hereby revised to reflect that, effective February 1, 1997, Jeffery Chowdhry is an additional portfolio manager of the Series. Mr. Chowdhry, a Director of Foreign & Colonial Emerging Markets LTD ("FCEM"), has been employed by FCEM as a portfolio manager since 1994. Prior to 1994, Mr. Chowdhry was a portfolio manager at BZW Investment Management.

                The date of this Supplement is January 29, 1997.

              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                              MFS WORLD GROWTH FUND

                      Supplement to the Current Prospectus


The description of the portfolio manager under the "Management of the Fund Investment Adviser" section of the Prospectus is hereby revised to reflect that, effective February 1, 1997, Jeffery Chowdhry is an additional portfolio manager of the Fund. Mr. Chowdhry, a Director of Foreign & Colonial Emerging Markets LTD ("FCEM"), has been employed by FCEM as a portfolio manager since 1994. Prior to 1994, Mr. Chowdhry was a portfolio manager at BZW Investment Management.

                The date of this Supplement is January 29, 1997.

            MFS/SUN LIFE SERIES TRUST- GOVERNMENT SECURITIES SERIES

                      Supplement to the Current Prospectus


The description of the portfolio manager under the "Management of the Series Fund - Investment Adviser" section beginning on page 48 is hereby revised to reflect that, effective January 1, 1997, D. Richard Smith is the portfolio manager of the Series. Mr. Smith, a Vice President of Massachusetts Financial Services Company (the "Adviser"), has been employed by the Adviser as a portfolio manager since 1993. Prior to 1993, Mr. Smith was a portfolio manager at Salomon Brothers, Inc.

                The date of this Supplement is January 29, 1997.